PROVIDENT INVESTMENT COUNSEL
          ------
          MUTUAL
          FUNDS
          ------

                                                                   GROWTH FUND I
                                                     SMALL COMPANY GROWTH FUND I


Semi-Annual Report April 30, 1999

                          Provident Investment Counsel
                         Investing in growth since 1951

CONTENTS

 3   President's Letter
 4   Our Philosophy
 5   Inverview with Provident Managers

THE FUND

 9   Statements of Assets and Liabilities
10   Statements of Operations
12   Statements of Changes in Net Assets
14   Financial Highlights
16   Notes to Financial Statements

THE PORTFOLIO'S

20   Statements of Net Assets
36   Statements of Operations
38   Statements of Changes in Net Assets
40   Selected Ratio Data
42   Notes to Financial Statements

ITEMS OF INTEREST

     THE GROWTH STYLE OF INVESTMENT MANAGEMENT ENJOYS A LEADERSHIP ROLE. Our strong stock selection and sector allocation in the Funds were rewarded by positive performance.

     ELECTRONIC TECHNOLOGY, UTILITIES AND PRODUCER MANUFACTURING HOLDINGS have been the significant contributors to Fund performance over the last few months.

     OUR WEBSITE ADDRESS IS:
     www.provnet.com

DEAR SHAREHOLDER,

     All of the PIC Mutual Funds produced positive results for the six months ending April 30, 1999 (more detailed information is available on the following pages). The Growth Fund led the way due to its concentration in larger holdings. The Small Company Fund made a strong recovery from the lows last September and October only to lose ground again during the early part of this year.

     The fundamentals of our small company holdings remained very compelling and we were pleased to see some positive performance in May and June. Shares of the Mid Cap Fund have enjoyed very positive returns thus far in 1999 as the market has broadened from favoring only the largest issues.

     Due to April's disappointing results, there was some media discussion about a rotation by investors out of high quality growth shares into "cheaper" cyclical company shares. We believe this move is only temporary, precipitated by several factors, including surprising economic growth and better than expected profit growth by many cyclical issues.

     It is our view that the consumer-driven U.S. economy is enjoying robust growth with pleasantly strong first quarter earnings. However, on closer review, we find that many of the earnings growth expectations had been downgraded by savvy corporate management teams of cyclical issues and that overly optimistic future earnings may not be attainable. While cyclical stocks might fare well for several months, it is ill-conceived to believe that a sea change has taken place with value/cyclical stocks outperforming for a protracted period of time.

     During May and in early June, we have been pleased to see growth shares holding their own once again and Small Company shares in particular, performing quite well. The market-broadening theme continues, allowing some lagging issues to catch up, providing a firm and broad base for the market, which should benefit all investors. We fully expect to see growth stocks once again outperform as Y2K worries and continued slower growth in most overseas markets impact investors' perceptions of the sustainability of cyclical company earnings.

     We appreciate your continued confidence in Provident Investment Counsel.

Sincerely,

/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust

June 17, 1999

OUR PHILOSOPHY

     +    Focused, fundamental research, properly controlled, adds value.


     + Sustainable earnings growth is the most important contributor to long-term stock appreciation.


     + Emphasis on strong financial characteristics ensures focus on growth and quality.


     +    Investment  style  consistency  is  critical  to  superior   long-term
          investment results.

INTERVIEW WITH PROVIDENT MANAGERS

WHAT  INDUSTRY  SECTORS  PERFORMED  POSITIVELY  FOR THE  VARIOUS  FUNDS'  EQUITY
HOLDINGS?

     Growth
       +  Utilities
       +  Electronic Technology
       +  Producer Manufacturing

     Small Company
       +  Electronic Technology
       +  Technology Services
       +  Utilities

Q April proved to be a very cruel month to investors owning high-quality, large cap growth stocks. Investors abandoned these companies in a mad rush to buy "cheaper" cyclical stocks. To what do you attribute this shift?

A As stated in our letter to shareholders there are a few themes that have driven what we believe is a temporary shift toward cyclical issues such as:

     1) A strong consumer-driven economy with better than expected growth domestically, coupled with surprising growth internationally. However, we continue to see evidence of recession in many countries outside the U.S., including Japan and possibly Germany in the near future.

     2) Better than expected profit growth domestically by many cyclical issues driven by savvy management teams that successfully lowered Wall Street expectations for their earnings. Many of these cyclical issues were coming off a very disappointing 1998 that made year over year comparisons very easy to beat.

     3) During the fall of 1998, the "flight to quality" may have caused the valuations of Provident Growth and Balanced Fund equity holdings to be momentarily over-extended. In light of this, it is understandably a needed step for our stocks to pause and catch their breath, acclimating to the strong move they have made.

Q During the difficult month of April, one of the bright spots was the apparent shift in leadership as Small Company stocks outperformed those of larger issues. What factors caused this change?

A This performance leadership actually continued in May--the second month in a row where small cap stocks outperformed large cap equities. We are also pleased to report it was a month where your Fund also did well. One has to go back several years to find a similar time when small stocks have outperformed large cap stocks in successive months. While mindful that "one Robin doesn't make it Spring," it certainly is encouraging. We have made several adjustments to the portfolio since the February/March period and have now seen the beneficial impact on the returns.

     The shift favoring small cap stocks is in keeping with our expectations. As investors become more confident about a more rapid growth scenario for the economy, they are willing to take on added risk. As the Year 2000 approaches, savvy investors focus on the new economy--defined as an era when communications technology creates global competition and people work with their brains instead of their hands. This trend towards technology instead of industrial stocks is clearly showing up in the flow of funds data, where mutual fund investors are starting to put new money into small cap funds, which favor technology stocks.

Q To what do you attribute the recent positive performance by the Small Company Fund?

A We believe there are several factors that caused this positive performance. In the month of May, for example, the Fund's performance can be attributed to both strong stock selection and sector allocation in the health services area, electronic technology, and consumer services. Performance clearly broadened out to include quality small companies that demonstrated positive earnings, as opposed to the narrow "Internet only" performance in the first quarter.

Q During the latter part of May, the markets in general have been rather choppy, without clear direction. What caused this recent volatility?

A If one is looking for a reason for the recent market weakness, one needs to look at the Federal Reserve's action on May 18, signaling to investors their bias towards a tighter monetary
6
     policy in the future. This followed the release of a higher than expected CPI number for the month of April. Long-term interest rates, which had risen to close to 6% prior to the Fed's announcement, quickly rallied to the 5.75% area, only to weaken again last week to a 5.86% level. This upward bias has caused investor concern about valuations of the general stock market, should interest rates continue to rise and cross the psychologically important 6% level. Another exacerbating factor has been that, for the first time this year, investors are starting to question the high valuations afforded to Internet stocks. Many of these high-flying stocks are off over 50% from their April highs. This uncertainty has spilled over into the general technology sector. As in April, Pharmaceutical stocks continued to be weak, although rallying sharply on the last day of the trading month.

     More recently, in the middle of June as we write this commentary, we have seen positive news with regard to inflationary pressures. As an example, recently released Consumer Price Index numbers were at lower than expected levels, easing investors' worst fears of a larger increase in interest rates by the Federal Reserve.

Q What is your outlook for the markets in general for the remainder of the year?

A The shift favoring cyclical stocks has slowed in recent weeks. Our analysis of reported earnings shows that the rates of change in revenue and earnings growth of some now high-flying cyclical stocks are still quite weak over several quarters. These factors question the sustainability of their recent price appreciation. This was evident during the last week of May when numerous cyclical stocks were quite weak. To illustrate, Alcoa was down 8.3%; Caterpillar was off 8.0%; International Paper was down 9.0%.

     As mentioned earlier, we made a few recent changes to the portfolio, which we believe will be rewarding in the near future, particularly if the economy continues to stay stronger than we had expected at the beginning of the year. We have added Waste Management to the portfolio along with Schlumberger. We have continued to trim our exposure to health technology and have reduced our exposure to the finance sector by selling our holding of Fannie Mae. Should interest rates stay firm or rise from these levels, then selected financial stocks will most likely under-perform the general market.

     While we cannot predict future results, if the first part of June is any indicator, we may expect a continued improvement in performance, and as the market broadens out, the Funds with their well balanced portfolios may do very well from a relative performance perspective.

----------------------------
PROVIDENT INVESTMENT COUNSEL        STATEMENTS OF ASSETS AND LIABILITIES
       MUTUAL FUNDS                 AS OF APRIL 30, 1999
----------------------------

                                                        GROWTH     SMALL COMPANY
                                                        FUND I     GROWTH FUND I
================================================================================
ASSETS
Investment in Portfolios, at value                   $165,406,735   $27,262,656
Receivables:
    Fund shares sold                                        3,994             -
Prepaid expenses                                           84,270        13,609
--------------------------------------------------------------------------------
Total Assets                                          165,494,999    27,276,265
================================================================================
LIABILITIES
Payables:
   Investments in Portfolios purchased                      3,994             -
Accrued expenses                                           21,236        29,130
Deferred trustees' compensation                            11,875         9,402
--------------------------------------------------------------------------------
Total Liabilities                                          37,105        38,532
================================================================================
NET ASSETS
Applicable to 8,066,031 and 2,873,326 shares
   of beneficial interest outstanding                $165,457,894   $27,237,733
================================================================================
NET ASSET VALUE PER SHARE                            $      20.51   $      9.48
================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                      $ 99,094,502   $24,927,026
Accumulated net investment loss                          (544,368)     (183,853)
Accumulated net realized gain (loss) on investments    12,862,698    (4,647,642)
Net unrealized appreciation of investments             54,045,062     7,142,202
--------------------------------------------------------------------------------
Net Assets                                           $165,457,894   $27,237,733
================================================================================

Unaudited. See Notes to Financial Statements.

----------------------------
PROVIDENT INVESTMENT COUNSEL        STATEMENTS OF OPERATIONS
       MUTUAL FUNDS                 SIX MONTHS ENDED APRIL 30, 1999
----------------------------

                                                        GROWTH     SMALL COMPANY
                                                        FUND I     GROWTH FUND I
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
   NET INVESTMENT LOSS FROM PORTFOLIOS                $  (319,274)   $ (108,674)
================================================================================
EXPENSES
--------------------------------------------------------------------------------
   Administration fees (Note 3)                           161,581        35,726
   Trustees' fees                                           3,456         3,455
   Auditing fee                                             6,101         5,109
   Legal fees                                               4,839         2,335
   Transfer agent's fee                                    58,426        15,111
   Custody and accounting services fees                     2,977         2,977
   Report to shareholders                                   6,303         6,303
   Registration fees                                       13,754         8,263
   Miscellaneous                                            4,863         4,717
--------------------------------------------------------------------------------
   Total expenses                                         262,300        83,996
   Less waiver by Provident Investment
      Counsel, Inc. (Note 3)                              (69,625)      (20,354)
--------------------------------------------------------------------------------
   Net expenses                                           192,675        63,642
================================================================================
NET INVESTMENT LOSS                                      (511,949)     (172,316)
================================================================================
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain on investments
      from Portfolios                                  12,890,776        31,705
   Net unrealized appreciation of
      investments from Portfolios                      18,731,390     5,231,071
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                31,622,166     5,262,776
================================================================================
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                             $31,110,217    $5,090,460
================================================================================

Unaudited. See Notes to Financial Statements.

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                                                                              11

----------------------------
PROVIDENT INVESTMENT COUNSEL        STATEMENTS OF CHANGES IN NET ASSETS
       MUTUAL FUNDS
----------------------------

=====================================================================
INCREASE (DECREASE) IN NET ASSETS
---------------------------------------------------------------------


FROM OPERATIONS:
---------------------------------------------------------------------
   Net investment loss
   Net realized gain (loss) on investments from Portfolios
   Net unrealized appreciation (depreciation) of investments
      from Portfolios
---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations
=====================================================================
DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains
=====================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
   Purchases of 653,826; 4,057,730; 451,626 and 3,336,041 shares, respectively
   Reinvestment of 512,075; 916,270; 0 and 0 shares, respectively Redemptions of 559,380; 1,924,166; 1,246,975 and 2,795,508
      shares, respectively
---------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from share transactions
=====================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS
=====================================================================
NET ASSETS
---------------------------------------------------------------------
Beginning of period
---------------------------------------------------------------------
End of period
---------------------------------------------------------------------

*Unaudited.

See Notes to Financial Statements.

           GROWTH                        SMALL COMPANY
           FUND I                        GROWTH FUND I
===============================================================

---------------------------------------------------------------
  Six Months         Year          Six Months         Year
    ended           ended            ended           ended
April 30, 1999*  Oct. 31, 1998   April 30, 1999*  Oct. 31, 1998
---------------------------------------------------------------
 $   (511,949)   $   (725,961)     $  (172,316)    $  (396,341)
   12,890,776       9,563,770           31,705      (2,219,078)

   18,731,390      14,964,547        5,231,071      (4,097,915)
---------------------------------------------------------------
   31,110,217      23,802,356        5,090,460      (6,713,334)
===============================================================

   (9,515,184)    (14,604,225)              --              --
===============================================================


   13,240,136      63,028,132        4,141,188      31,788,999
    9,201,984      13,890,657               --              --

  (10,986,928)    (33,710,059)     (11,731,465)    (26,351,862)
---------------------------------------------------------------

   11,455,192      43,208,730       (7,590,277)      5,437,137
===============================================================
   33,050,225      52,406,861       (2,499,817)     (1,276,197)
===============================================================

---------------------------------------------------------------
  132,407,669      80,000,808       29,737,550      31,013,747
---------------------------------------------------------------
 $165,457,894    $132,407,669      $27,237,733     $29,737,550
---------------------------------------------------------------

----------------------------
PROVIDENT INVESTMENT COUNSEL        FINANCIAL HIGHLIGHTS
       MUTUAL FUNDS
----------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================
                                                                  GROWTH FUND I
-----------------------------------------------------------------------------------------------
                                   Six Months                 Year ended October 31,
                                     ended        ---------------------------------------------
                                 April 30, 1999*    1998     1997     1996      1995     1994
-----------------------------------------------------------------------------------------------
Net asset value,
   beginning of period               $17.75       $18.14    $16.25   $14.25    $11.70   $11.60
-----------------------------------------------------------------------------------------------
Income from investment
  operations:
   Net investment loss                (0.06)       (0.06)    (0.15)   (0.06)    (0.02)      --
   Net realized and
      unrealized gain
      on investments                   4.10         3.04      3.98     2.06      2.57     0.10
-----------------------------------------------------------------------------------------------
Total from investment
   operations                          4.04         2.98      3.83     2.00      2.55     0.10
Less distributions:
   From net realized gains            (1.28)       (3.37)    (1.94)      --        --       --
-----------------------------------------------------------------------------------------------
Net asset value,
   end of period                     $20.51       $17.75    $18.14   $16.25    $14.25   $11.70
===============================================================================================
Total return                          23.78%+      19.60%    26.44%   14.04%    21.79%    0.86%
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
   (millions)                        $165.5       $132.4    $ 80.0   $116.1    $131.1   $102.3
-----------------------------------------------------------------------------------------------
Ratios to average net assets:++
   Expenses                            1.25%        1.25%     1.25%    1.25%     1.25%    1.25%
   Net investment loss                (0.66%)      (0.57%)   (0.38%)  (0.28%)   (0.17%)     N/A
-----------------------------------------------------------------------------------------------

* Unaudited.

+ Not annualized.

++ Annualized for periods of less than one year. Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from the respective Portfolio. If the expense reimbursements and waivers, with respect to the Fund and the Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.34%, 1.39%, 1.35%, 1.30%, 1.30% and 1.53%, respectively.

See Notes to Financial Statements.

----------------------------
PROVIDENT INVESTMENT COUNSEL        FINANCIAL HIGHLIGHTS,
       MUTUAL FUNDS                 CONTINUED
----------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
====================================================================================================
                                                            SMALL COMPANY
                                                            GROWTH FUND I
----------------------------------------------------------------------------------------------------
                                      Six Months        Year             Year        June 28, 1996**
                                        ended           ended            ended          through
                                    April 30, 1999   Oct. 31, 1998   Oct. 31, 1997   Oct. 31, 1996
----------------------------------------------------------------------------------------------------
Net asset value,
   beginning of period                  $ 8.11          $ 9.91          $ 9.48          $10.00
----------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment loss                   (0.06)          (0.10)          (0.05)          (0.03)
   Net realized and
     unrealized gain (loss)
     on investments                       1.43           (1.70)           0.48           (0.49)
----------------------------------------------------------------------------------------------------
Total from investment
   operations                             1.37           (1.80)           0.43           (0.52)
----------------------------------------------------------------------------------------------------
Net asset value, end of period          $ 9.48          $ 8.11          $ 9.91          $ 9.48
====================================================================================================
Total return                             16.89%+        (18.16%)          4.54%          (5.20%)+
====================================================================================================
Ratios/supplemental data:
Net assets, end of period
   (millions)                           $ 27.2          $ 29.7          $ 31.0          $  5.2
----------------------------------------------------------------------------------------------------
Ratios to average net assets:++
   Expenses                               1.45%           1.45%           1.45%           1.43%
   Net investment loss                   (1.22%)         (1.13%)         (0.96%)         (0.91%)
----------------------------------------------------------------------------------------------------

* Unaudited.

** Commencement of operations.

+ Not annualized.

++ Annualized for periods of less than one year. Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from the respective Portfolio. If the expense reimbursements and waivers, with respect to the Fund and the Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.59%, 1.49%, 1.61% and 4.03%, respectively.

See Notes to Financial Statements.

----------------------------
PROVIDENT INVESTMENT COUNSEL        NOTES TO FINANCIAL STATEMENTS
       MUTUAL FUNDS
----------------------------

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers eleven separate series: Provident Investment Counsel Balanced Fund A (formerly known as Provident Investment Counsel Pinnacle Balanced Fund), Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund I (formerly known as Provident Investment Counsel Growth Fund), Provident Investment Counsel Growth Fund A (formerly known as Provident Investment Counsel Pinnacle Growth Fund), Provident Investment Counsel Growth Fund B, Provident Investment Counsel Small Company Growth Fund I (formerly known as Provident Investment Counsel Small Company Growth Fund), Provident Investment Counsel Small Company Growth Fund A (formerly known as Provident Investment Counsel Pinnacle Small Company Growth Fund), Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Small Cap Growth Fund I (formerly known as Provident Investment Counsel Small Cap Growth Fund), Provident Investment Counsel Mid Cap Fund A (formerly known as Provident Investment Counsel Pinnacle Mid Cap Fund), and Provident Investment Counsel Mid Cap Fund B (each a "Fund") (prior to June 1998, the Provident Investment Counsel Funds were known as the PIC Funds). Each Fund invests substantially all of its assets in the respective Portfolio, a separate registered management investment company having the same investment objective as the respective Fund. The financial statements of the applicable Portfolios are included elsewhere in this report and should be read in conjunction with these financial statements. The financial statements of the Provident Investment Counsel Balanced Fund A and B, Provident Investment Counsel Growth Fund A and B, Provident Investment Counsel Mid Cap Fund A and B, Provident Investment Counsel Small Company Growth Fund A and B, and the Provident Investment Counsel Small Cap Growth Fund I, are in separate reports.

================================================================================
2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
         The following is a summary of significant accounting policies consistently followed by the Provident Investment Counsel Growth Fund I and

----------------------------
PROVIDENT INVESTMENT COUNSEL        NOTES TO FINANCIAL STATEMENTS,
       MUTUAL FUNDS                 CONTINUED
----------------------------

================================================================================
     the Provident Investment Counsel Small Company Growth Fund I (collectively the "Funds"). These policies are in conformity with generally accepted accounting principles.

      A. Investment Valuation. The Funds reflect their investments in the respective Portfolios at their proportionate interest in the value of the Portfolios' net assets. Valuation of securities by the Portfolios is discussed at Note 2A of the Portfolios' Notes to Financial Statements.

      B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolios, daily on their investment in the Portfolios. All net investment income and realized and unrealized gains or losses on investments of the Portfolios are allocated pro rata among the Funds and the other Holders of Interests in the Portfolios. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

      C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

      D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

================================================================================
3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolios. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolios and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

----------------------------
PROVIDENT INVESTMENT COUNSEL        NOTES TO FINANCIAL STATEMENTS,
       MUTUAL FUNDS                 CONTINUED
----------------------------

================================================================================
      PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

      Growth Fund I                             1.25%

      Small Company Growth Fund I               1.45%

         The percentages are based on the Funds' average daily net assets. Fees waived and expenses reimbursed by PIC for the six months ended April 30, 1999, were as follows:

                                              Waived
                                               Fees
                                              ------
      Growth Fund I                          $69,625

      Small Company Growth Fund I             20,354

      ICA receives an annual fee for its services of $15,000 from each of the Funds.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of ICA.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

----------------------------
PROVIDENT INVESTMENT COUNSEL        NOTES TO FINANCIAL STATEMENTS,
       MUTUAL FUNDS                 CONTINUED
----------------------------

================================================================================
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the investments in the respective Portfolios for the six months ended April 30, 1999, were as follows:

                                            Additions         Reductions
                                            ---------         ----------
      Growth Fund I                        $13,270,136       $11,526,794

      Small Company Growth Fund I            4,146,188        11,797,200

      As of April 30, 1999 the Funds owned the following percentages of the Portfolios listed below:

      Growth Fund I                         96.4% of PIC Growth Portfolio

      Small Company
         Growth Fund I                      12.2% of PIC Small Cap Portfolio

   PIC
---------
 GROWTH                             STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 92.10%                     Shares       Value    Net Assets
================================================================================
BANKS - 2.11%
--------------------------------------------------------------------------------
FIRSTAR CORPORATION                            29,400  $    883,837      0.52%
PROVIDIAN FINANCIAL CORPORATION                21,200     2,736,125      1.59
--------------------------------------------------------------------------------
         TOTAL BANKS                                      3,619,962      2.11
================================================================================
BUILDING PRODUCTS - 4.10%
--------------------------------------------------------------------------------
THE HOME DEPOT, INC.                           39,700     2,379,519      1.39
LOWE'S COMPANIES, INC.                         88,300     4,657,825      2.71
--------------------------------------------------------------------------------
         TOTAL BUILDING PRODUCTS                          7,037,344      4.10
================================================================================
BUSINESS INFORMATION SERVICES - 2.75%
--------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING                      21,000       934,500      0.54
PAYCHEX, INC.                                  74,226     3,790,165      2.21
--------------------------------------------------------------------------------
         TOTAL BUSINESS INFORMATION SERVICES              4,724,665      2.75
================================================================================
COMPUTER SOFTWARE - 7.78%
--------------------------------------------------------------------------------
BMC SOFTWARE, INC.*                            26,200     1,128,237      0.66
MICROSOFT CORPORATION*                        150,324    12,223,220      7.12
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                         13,351,457      7.78
================================================================================
COMPUTER SERVICES - 1.06%
--------------------------------------------------------------------------------
SUN MICROSYSTEMS, INC.*                        30,500     1,824,281      1.06
================================================================================
COSMETICS AND SOAPS - 0.94%
--------------------------------------------------------------------------------
THE CLOROX COMPANY                             14,000     1,615,250      0.94

Unaudited. See Notes to Financial Statements.

   PIC
---------
 GROWTH                             STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                   Shares       Value    Net Assets
================================================================================
CREDIT AND FINANCE - 3.42%
--------------------------------------------------------------------------------
ASSOCIATES FIRST CAPITAL CORPORATION           41,060  $  1,819,471      1.06%
MBNA CORPORATION                              143,816     4,053,813      2.36
--------------------------------------------------------------------------------
         TOTAL CREDIT AND FINANCE                         5,873,284      3.42
================================================================================
DISCOUNT STORES - 2.19%
--------------------------------------------------------------------------------
COSTCO COMPANIES, INC.*                        46,500     3,763,594      2.19
================================================================================
DIVERSIFIED - 5.10%
--------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                       107,780     8,757,125      5.10
================================================================================
DRUGS - 12.26%
--------------------------------------------------------------------------------
ELAN CORPORATION, PLC ADR*                     42,657     2,196,836      1.28
PFIZER, INC.                                   61,884     7,120,528      4.15
SCHERING-PLOUGH CORPORATION                   108,200     5,227,412      3.05
WARNER-LAMBERT COMPANY                         95,600     6,494,825      3.78
--------------------------------------------------------------------------------
         TOTAL DRUGS                                     21,039,601     12.26
================================================================================
ELECTRICAL EQUIPMENT/PERIPHERALS - 3.01%
--------------------------------------------------------------------------------
DELL COMPUTER CORPORATION*                     58,500     2,409,469      1.40
EMC CORPORATION                                25,200     2,745,225      1.61
--------------------------------------------------------------------------------
         TOTAL ELECTRICAL EQUIPMENT/PERIPHERALS           5,154,694      3.01
================================================================================
ELECTRONIC EQUIPMENT/SEMICONDUCTORS - 3.01%
--------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORPORATION                  43,800     2,491,125      1.45
SOLECTRON CORPORATION*                         55,200     2,677,200      1.56
--------------------------------------------------------------------------------
         TOTAL ELECTRONIC EQUIPMENT/SEMICONDUCTORS        5,168,325      3.01
================================================================================
ELECTRONICS - 1.08%
--------------------------------------------------------------------------------
MOTOROLA, INC.                                 23,200     1,858,900      1.08

Unaudited. See Notes to Financial Statements.

   PIC
---------
 GROWTH                             STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                   Shares       Value    Net Assets
================================================================================
ENTERTAINMENT AND LEISURE - 1.89%
--------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS, INC.*            22,600  $  1,570,700      0.92%
INFINITY BROADCASTING CORPORATION*             60,000     1,661,250      0.97
--------------------------------------------------------------------------------
         TOTAL ENTERTAINMENT AND LEISURE                  3,231,950      1.89
================================================================================
FINANCIAL - 1.04%
--------------------------------------------------------------------------------
CITIGROUP INC.                                 23,600     1,775,900      1.04
================================================================================
INSURANCE - 2.43%
--------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP, INC.             35,552     4,175,138      2.43
================================================================================
INTERNET SERVICES - 4.69%
--------------------------------------------------------------------------------
AMERICA ONLINE, INC.*                          56,400     8,051,100      4.69
================================================================================
MEDICAL INSTRUMENTS - 1.96%
--------------------------------------------------------------------------------
MEDTRONIC, INC.                                46,804     3,366,963      1.96
================================================================================
MEDICAL/DENTAL PRODUCTS - 0.47%
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.                          13,550       810,459      0.47
================================================================================
MORTGAGE AND RELATED SERVICES - 2.77%
--------------------------------------------------------------------------------
FANNIE MAE                                     31,219     2,214,598      1.29
FREDDIE MAC                                    40,400     2,535,100      1.48
--------------------------------------------------------------------------------
         TOTAL MORTGAGE AND RELATED SERVICES              4,749,698      2.77
================================================================================
NATURAL GAS PRODUCTS AND PIPELINES - 0.98%
--------------------------------------------------------------------------------
ENRON CORP.                                    22,400     1,685,600      0.98

Unaudited. See Notes to Financial Statements.

   PIC
---------
 GROWTH                             STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                   Shares       Value    Net Assets
================================================================================
NETWORKING - 1.52%
--------------------------------------------------------------------------------
CISCO SYSTEMS, INC.*                           22,800  $  2,600,625      1.52%
================================================================================
OFFICE EQUIPMENT AND SUPPLIES - 0.45%
--------------------------------------------------------------------------------
STAPLES, INC.*                                 25,700       771,000      0.45
================================================================================
SPECIALTY RETAIL - 6.60%
--------------------------------------------------------------------------------
BED BATH & BEYOND INC.*                        78,500     2,801,469      1.63
CVS CORPORATION                                72,400     3,448,050      2.01
KOHL'S CORPORATION*                            76,358     5,073,035      2.96
--------------------------------------------------------------------------------
         TOTAL SPECIALTY RETAIL                          11,322,554      1.52
================================================================================
SUPERMARKETS - 4.46%
--------------------------------------------------------------------------------
KROGER CO.                                     52,300     2,840,544      1.66
SAFEWAY INC.*                                  89,250     4,813,922      2.80
--------------------------------------------------------------------------------
         TOTAL SUPERMARKETS                               7,654,466      4.46
================================================================================
TELECOMMUNICATIONS - 6.82%
--------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.                       71,400     4,292,925      2.50
NOKIA CORPORATION, CLASS A, ADR                65,700     4,874,119      2.84
TELLABS, INC.*                                 23,200     2,541,850      1.48
--------------------------------------------------------------------------------
         TOTAL TELECOMMUNICATIONS                        11,708,894      6.82
================================================================================
TELEPHONE - 5.94%
--------------------------------------------------------------------------------
ALLTEL CORPORATION                             43,000     2,899,812      1.69
MCI WORLDCOM INCORPORATED*                     88,650     7,285,922      4.25
--------------------------------------------------------------------------------
         TOTAL TELEPHONE                                 10,185,734      5.94

Unaudited. See Notes to Financial Statements.

   PIC
---------
 GROWTH                             STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                   Shares       Value    Net Assets
================================================================================
WIRELESS SERVICES - 1.27%
--------------------------------------------------------------------------------
AIRTOUCH COMMUNICATIONS, INC.*                 23,300  $  2,175,638      1.27%
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $102,749,274)    158,054,201     92.10
================================================================================
MONEY MARKET FUNDS - 6.99%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT
   FUND, INC. - TEMPCASH                    5,999,526     5,999,526
TEMPORARY INVESTMENT
   FUND, INC. - TEMPFUND                    5,999,526     5,999,526
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS
           (COST $11,999,052)                            11,999,052      6.99
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS (COST $114,748,326)          170,053,253     99.09
================================================================================
OTHER ASSETS - 2.06%
--------------------------------------------------------------------------------
RECEIVABLES:
   DIVIDENDS AND INTEREST                                    72,194
   INVESTMENT SECURITIES SOLD                             3,415,111
   SHARES OF BENEFICIAL INTEREST SOLD                        16,509
   OTHER ASSETS                                              26,813
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                               3,530,627      2.06%
================================================================================
TOTAL ASSETS                                            173,583,880    101.15
================================================================================
LIABILITIES - (1.15%)
--------------------------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES PURCHASED               1,767,503
ACCRUED EXPENSES                                            197,838
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                1,965,341     (1.15)
================================================================================
NET ASSETS - 100.00%                                   $171,618,539    100.00%
--------------------------------------------------------------------------------
*NON-INCOME PRODUCING SECURITY.

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares       Value    Net Assets
================================================================================
AIRLINES - 0.54%
--------------------------------------------------------------------------------
RYANAIR HOLDINGS PLC ADS*                      26,970  $  1,206,908      0.54%
================================================================================
APPAREL AND SHOE - 0.29%
--------------------------------------------------------------------------------
THE BUCKLE, INC.*                              27,600       645,150      0.29
================================================================================
AUTO PARTS - 2.07%
--------------------------------------------------------------------------------
GENTEX CORPORATION*                           118,800     3,571,425      1.60
O'REILLY AUTOMOTIVE, INC.*                     22,900     1,047,675      0.47
--------------------------------------------------------------------------------
         TOTAL AUTO PARTS                                 4,619,100      2.07
================================================================================
BANKS - 1.07%
--------------------------------------------------------------------------------
HAMILTON BANCORP INC.*                         92,630     2,385,222      1.07
================================================================================
BEVERAGE/FOOD - 0.50%
--------------------------------------------------------------------------------
BERINGER WINE ESTATES HOLDINGS, INC.*          28,200     1,110,375      0.50
================================================================================
BIOTECHNOLOGY - 0.62%
--------------------------------------------------------------------------------
ALBANY MOLECULAR RESEARCH, INC.*               27,100       677,500      0.30
INVITROGEN CORPORATION*                        40,000       717,500      0.32
--------------------------------------------------------------------------------
         TOTAL BIOTECHNOLOGY                              1,395,000      0.62
================================================================================
BUILDER - 0.37%
--------------------------------------------------------------------------------
PALM HARBOR HOMES, INC.*                       41,348       832,128      0.37
================================================================================
BUILDING PRODUCTS - 0.24%
--------------------------------------------------------------------------------
TREX COMPANY, INC.*                            33,600       537,600      0.24

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
BUSINESS SERVICES - 10.43%
--------------------------------------------------------------------------------
THE CORPORATE EXECUTIVE BOARD COMPANY*          9,500  $    267,188      0.12%
DENDRITE INTERNATIONAL, INC.*                  39,700     1,027,238      0.46
FORRESTER RESEARCH, INC.*                      13,020       442,680      0.20
IRON MOUNTAIN INCORPORATED*                    36,450     1,013,766      0.45
LABOR READY, INC.*                             38,200     1,499,350      0.67
LASON, INC.*                                   52,855     2,091,076      0.94
MEDQUIST INC.*                                 41,800     1,431,650      0.64
METRO NETWORKS, INC.*                          22,575     1,015,875      0.46
NCO GROUP, INC.*                               80,635     2,630,717      1.18
THE PROFIT RECOVERY GROUP
   INTERNATIONAL, INC.*                       100,300     3,660,950      1.64
TMP WORLDWIDE INC.*                            87,420     5,878,995      2.64
UNITED RENTALS, INC.*                          77,000     2,295,562      1.03
--------------------------------------------------------------------------------
         TOTAL BUSINESS SERVICES                         23,255,047     10.43
================================================================================
COMPUTER SERVICES - 9.92%
--------------------------------------------------------------------------------
THE BISYS GROUP, INC.*                         23,800     1,207,850      0.54
CHECK POINT SOFTWARE TECHNOLOGIES, LTD.*       71,700     2,527,425      1.13
CHECKFREE HOLDINGS CORPORATION*                19,900       955,200      0.43
CLARIFY INC.*                                  21,900       514,650      0.23
CONCENTRIC NETWORK CORPORATION*                21,100     1,761,850      0.79
CSG SYSTEMS INTERNATIONAL, INC.*               60,776     2,347,473      1.05
ENTRUST TECHNOLOGIES INC*                      13,100       322,588      0.14
GLOBIX CORPORATION*                            15,600       731,250      0.33
HI/FN, INC.*                                   33,300     1,798,200      0.81
INTERNATIONAL NETWORK SERVICES*                23,025       874,950      0.39
ISS GROUP, INC.*                               17,100       907,369      0.41
MENTOR GRAPHICS CORPORATION*                   65,900       799,038      0.36
MIPS TECHNOLOGIES, INC.*                       33,800     1,343,550      0.60
MODEM MEDIA . POPPE TYSON, INC., CLASS A*      19,300       680,325      0.31
NICE SYSTEMS LTD. ADR*                         94,650     2,721,188      1.22

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
COMPUTER SERVICES, CONTINUED
--------------------------------------------------------------------------------
PEGASUS SYSTEMS, INC.*                         43,225  $  2,020,769      0.91%
RWD TECHNOLOGIES, INC.*                        35,160       606,510      0.27
--------------------------------------------------------------------------------
         TOTAL COMPUTER SERVICES                         22,120,185      9.92
================================================================================
COMPUTER SOFTWARE - 11.91%
--------------------------------------------------------------------------------
AVANT! CORPORATION*                            55,100       743,850      0.33
AVT CORPORATION*                               43,600     1,185,375      0.53
BUSINESS OBJECTS S.A. ADS*                     87,000     2,039,062      0.92
ELECTRONICS FOR IMAGING, INC.*                 93,700     4,433,181      1.99
EXCHANGE APPLICATIONS, INC.*                   27,800       820,100      0.37
GEMSTAR INTERNATIONAL GROUP LIMITED*           21,400     2,255,025      1.01
LEGATO SYSTEMS, INC.*                           5,200       210,275      0.09
MACROMEDIA, INC.*                              41,500     1,719,656      0.77
MEDICAL MANAGER CORPORATION*                   75,800     2,160,300      0.97
MERCURY INTERACTIVE CORPORATION*               71,900     2,026,681      0.91
NATIONAL INSTRUMENTS CORPORATION*              11,200       380,800      0.17
NEON SYSTEMS, INC.*                            15,800       663,600      0.30
PEREGRINE SYSTEMS, INC.*                       67,100     1,509,750      0.68
PINNACLE SYSTEMS, INC.*                        42,925     2,334,047      1.05
PLX TECHNOLOGY, INC.*                          25,000       484,375      0.22
SIEBEL SYSTEMS, INC.*                          27,340     1,050,881      0.47
SOFTWARE AG SYSTEMS, INC.*                     12,970       107,002      0.05
TRANSACTION SYSTEMS ARCHITECTS,
   INC., CLASS A*                              22,710       736,656      0.33
VERISIGN, INC.*                                 4,900       563,500      0.25
VERITAS SOFTWARE CORPORATION*                  15,750     1,118,250      0.50
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                         26,542,366     11.91
================================================================================
CONSTRUCTION - 0.48%
--------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.*                        23,475     1,072,514      0.48

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
CREDIT AND FINANCE - 0.40%
--------------------------------------------------------------------------------
AMERICREDIT CORP.*                             53,900  $    892,719      0.40%
================================================================================
DISCOUNT STORES - 3.99%
--------------------------------------------------------------------------------
DOLLAR TREE STORES, INC.*                     147,880     5,397,620      2.42
99 CENTS ONLY STORES*                          73,950     3,484,894      1.57
--------------------------------------------------------------------------------
         TOTAL DISCOUNT STORES                            8,882,514      3.99
================================================================================
DRUGS - 1.05%
--------------------------------------------------------------------------------
ALPHARMA INC., CLASS A                         29,000       855,500      0.38
K-V  PHARMACEUTICAL  COMPANY, CLASS A*         15,500       240,250      0.11
SHIRE PHARMACEUTICALS GROUP PLC*               57,550     1,244,519      0.56
--------------------------------------------------------------------------------
         TOTAL DRUGS                                      2,340,269      1.05
================================================================================
EDUCATIONAL PROGRAMS - 1.81%
--------------------------------------------------------------------------------
CAREER EDUCATION CORPORATION*                  12,700       425,450      0.19
CORINTHIAN COLLEGES, INC.*                     41,400       677,925      0.30
EDUCATION MANAGEMENT CORPORATION*              58,200     1,160,362      0.52
SCHOOL SPECIALTY, INC.*                        41,275       779,066      0.35
SYLVAN LEARNING SYSTEMS, INC.*                 39,650       996,206      0.45
--------------------------------------------------------------------------------
         TOTAL EDUCATIONAL PROGRAMS                       4,039,009      1.81
================================================================================
ELECTRIC POWER - 0.31%
--------------------------------------------------------------------------------
CALPINE CORPORATION*                           16,400       699,050      0.31
================================================================================
ELECTRICAL EQUIPMENT/PERIPHERALS - 2.52%
--------------------------------------------------------------------------------
DIONEX CORPORATION*                            12,000       492,000      0.22
PMC-SIERRA, INC.*                              34,330     3,291,389      1.48
SANDISK CORPORATION*                           20,000       405,000      0.18
TRANSWITCH CORPORATION*                        32,300     1,421,200      0.64
--------------------------------------------------------------------------------
         TOTAL ELECTRICAL EQUIPMENT/PERIPHERALS           5,609,589      2.52

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
ELECTRONIC COMPONENTS/SEMICONDUCTORS - 10.49%
--------------------------------------------------------------------------------
ALPHA INDUSTRIES, INC.*                        25,200  $    888,300      0.40%
BROOKS AUTOMATION, INC.*                       30,000       645,000      0.29
CREE RESEARCH, INC.*                           22,900       961,800      0.43
DUPONT PHOTOMASKS, INC.*                       15,600       682,500      0.31
FLEXTRONICS INTERNATIONAL LTD.*                36,900     1,722,769      0.77
GENESIS MICROCHIP INCORPORATED*                42,900       890,175      0.40
LAM RESEARCH CORPORATION*                      45,400     1,430,100      0.64
LATTICE SEMICONDUCTOR CORPORATION*             28,600     1,169,025      0.53
MICREL, INCORPORATED*                          16,000       942,000      0.42
ORBOTECH LTD.                                  24,200     1,161,600      0.52
PLEXUS CORP.*                                  27,200       907,800      0.41
PRI AUTOMATION, INC.*                          10,200       253,088      0.11
QLOGIC CORPORATION*                            14,000       979,125      0.44
SANMINA CORPORATION*                           48,900     3,245,738      1.46
SDL, INC.*                                     12,700     1,387,475      0.62
THE DII GROUP, INC.*                           53,100     1,646,100      0.74
UNIPHASE CORPORATION*                          10,900     1,322,988      0.59
VITESSE SEMICONDUCTOR CORPORATION*             67,880     3,143,692      1.41
--------------------------------------------------------------------------------
         TOTAL ELECTRONIC COMPONENTS/SEMICONDUCTORS      23,379,275     10.49
================================================================================
ELECTRONICS - 1.03%
--------------------------------------------------------------------------------
ANTEC CORPORATION*                             26,700       724,238      0.33
POWER INTEGRATIONS, INC.*                      26,100     1,024,425      0.46
ZORAN CORPORATION*                             50,000       540,625      0.24
--------------------------------------------------------------------------------
         TOTAL ELECTRONICS                                2,289,288      1.03
================================================================================
ENTERTAINMENT AND LEISURE - 5.96%
--------------------------------------------------------------------------------
AMERICAN CLASSIC VOYAGES CO.                   40,900       731,088      0.33
CINAR CORPORATION*                             29,000       605,375      0.27
CITADEL COMMUNICATIONS CORPORATION*            33,000       924,000      0.41
COX RADIO, INC., CLASS A*                      21,800     1,062,750      0.48
ENTERCOM COMMUNICATIONS CORP., CLASS A*         8,200       304,425      0.14

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
ENTERTAINMENT AND LEISURE, CONTINUED
--------------------------------------------------------------------------------
FAIRFIELD COMMUNITIES, INC.                   109,170  $  1,405,564      0.63%
HEFTEL BROADCASTING CORPORATION, CLASS A*      31,800     1,729,125      0.77
INTERNATIONAL SPEEDWAY CORPORATION,
   CLASS A                                     27,200     1,400,800      0.63
JONES INTERCABLE, INC., CLASS A*               52,375     2,428,891      1.09
STEINER LEISURE LIMITED*                       32,500     1,031,875      0.46
UNITED INTERNATIONAL HOLDINGS, INC., CLASS A*  27,900     1,667,025      0.75
--------------------------------------------------------------------------------
         TOTAL ENTERTAINMENT AND LEISURE                 13,290,918      5.96
================================================================================
FINANCIAL SERVICES - 1.11%
--------------------------------------------------------------------------------
FINANCIAL FEDERAL CORPORATION*                 19,500       407,062      0.18
METRIS COMPANIES INC.                           6,200       378,975      0.17
NOVA CORPORATION*                              39,936     1,038,336      0.47
SEI INVESTMENTS COMPANY                         6,900       655,500      0.29
--------------------------------------------------------------------------------
         TOTAL FINANCIAL SERVICES                         2,479,873      1.11
================================================================================
FOOD AND RESTAURANTS - 0.29%
--------------------------------------------------------------------------------
BUCA, INC.*                                     2,800        50,750      0.02
PERFORMANCE FOOD GROUP COMPANY*                23,000       609,500      0.27
--------------------------------------------------------------------------------
         TOTAL FOOD AND RESTAURANTS                         660,250      0.29
================================================================================
HOSPITALS - 0.10%
--------------------------------------------------------------------------------
CAREMATRIX CORPORATION*                        12,850       220,056      0.10
================================================================================
INSURANCE - 1.62%
--------------------------------------------------------------------------------
ANNUITY AND LIFE RE (HOLDINGS), LTD.            6,500       128,375      0.06
CLARK/BARDES HOLDINGS, INC.*                   51,500       669,500      0.30
FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.     17,100       976,838      0.44
MUTUAL RISK MANAGEMENT LTD.                    47,100     1,831,012      0.82
--------------------------------------------------------------------------------
         TOTAL INSURANCE                                  3,605,725      1.62

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
INTERNET SERVICES - 6.01%
--------------------------------------------------------------------------------
DOUBLECLICK INC.*                              14,000  $  1,957,375      0.88%
EXODUS COMMUNICATIONS, INC.*                    9,300       838,162      0.38
EXTREME NETWORKS, INC.*                        10,600       587,638      0.26
INFOSEEK CORPORATION*                          16,200       827,212      0.37
INTERVU INC.*                                   9,900       534,600      0.24
MINDSPRING ENTERPRISES, INC.*                   8,200       794,888      0.36
NETOPIA, INC.*                                 20,200       453,238      0.20
PSINET INC.*                                   32,900     1,661,450      0.75
REALNETWORKS, INC.*                             6,700     1,484,050      0.67
SOFTNET SYSTEMS, INC.*                         23,125       754,453      0.34
TELEBANC FINANCIAL  CORPORATION*               10,200     1,056,975      0.47
USINTERNETWORKING, INC.*                        8,500       434,562      0.19
VERIO INC.*                                    28,200     2,002,200      0.90
--------------------------------------------------------------------------------
         TOTAL INTERNET SERVICES                         13,386,803      6.01
================================================================================
INVESTMENT SERVICES - 0.18%
--------------------------------------------------------------------------------
NATIONAL DISCOUNT BROKERS GROUP, INC.*          7,000       399,437      0.18
================================================================================
MEDICAL AND DENTAL PRODUCTS - 1.88%
--------------------------------------------------------------------------------
MEDIMMUNE, INC.*                               66,100     3,643,762      1.63
PATTERSON DENTAL COMPANY*                      15,400       555,362      0.25
--------------------------------------------------------------------------------
         TOTAL MEDICAL AND DENTAL PRODUCTS                4,199,124      1.88
================================================================================
MEDICAL INSTRUMENTS - 2.18%
--------------------------------------------------------------------------------
LASER VISION CENTERS, INC.*                    46,100     1,941,962      0.87
NOVOSTE CORPORATION*                           23,900       531,775      0.24
VISX, INCORPORATED*                            11,200     1,442,000      0.65
XOMED SURGICAL PRODUCTS, INC.*                 22,550       938,644      0.42
--------------------------------------------------------------------------------
         TOTAL MEDICAL INSTRUMENTS                        4,854,381      2.18

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
MEDICAL/DENTAL SERVICES - 1.52%
--------------------------------------------------------------------------------
AMSURG CORP., CLASS A*                         93,200  $    640,750      0.29%
PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.*      23,200       675,700      0.30
PROFESSIONAL DETAILING, INC.*                  23,100       664,125      0.30
RENAL CARE GROUP, INC.*                        67,245     1,403,739      0.63
--------------------------------------------------------------------------------
         TOTAL MEDICAL/DENTAL SERVICES                    3,384,314      1.52
================================================================================
NETWORKING - 0.30%
--------------------------------------------------------------------------------
RHYTHMS NETCONNECTIONS INC.*                    8,100       668,250      0.30
================================================================================
OFFSHORE DRILLING - 0.63%
--------------------------------------------------------------------------------
DRIL-QUIP, INC.*                                5,200       126,750      0.05
ROWAN COMPANIES, INC.*                         80,500     1,288,000      0.58
--------------------------------------------------------------------------------
         TOTAL OFFSHORE DRILLING                          1,414,750      0.63
================================================================================
OIL FIELD SERVICES - 1.52%
--------------------------------------------------------------------------------
ATWOOD OCEANICS, INC.*                         14,100       491,737      0.22
GLOBAL INDUSTRIES, LTD.*                       89,700     1,104,431      0.50
MARINE DRILLING COMPANIES, INC.*               26,000       446,875      0.20
PATTERSON ENERGY, INC.*                       135,900     1,095,694      0.49
TRICO MARINE SERVICES, INC.*                   30,100       238,919      0.11
--------------------------------------------------------------------------------
         TOTAL OIL FIELD SERVICES                         3,377,656      1.52
================================================================================
POLLUTION CONTROL - 1.95%
--------------------------------------------------------------------------------
NEWPARK RESOURCES, INC.*                      143,300     1,316,569      0.59
U S LIQUIDS INC.*                              76,400     1,547,100      0.69
WASTE CONNECTIONS, INC.*                       56,600     1,492,825      0.67
--------------------------------------------------------------------------------
         TOTAL POLLUTION CONTROL                          4,356,494      1.95

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
PUBLISHING/ADVERTISING - 2.56%
--------------------------------------------------------------------------------
CATALINA MARKETING CORPORATION*                28,600  $  2,443,512      1.10%
CONSOLIDATED GRAPHICS, INC.*                   25,800     1,099,725      0.49
LAMAR ADVERTISING COMPANY, CLASS A*            61,700     2,074,662      0.93
PLAYBOY ENTERPRISES, INC., CLASS B*             2,500        80,469      0.04
--------------------------------------------------------------------------------
         TOTAL PUBLISHING/ADVERTISING                     5,698,368      2.56
================================================================================
SPECIALTY RETAIL - 0.39%
--------------------------------------------------------------------------------
COST PLUS, INC.*                               23,000       810,750      0.36
GUITAR CENTER, INC.*                            3,855        60,234      0.03
--------------------------------------------------------------------------------
         TOTAL SPECIALTY RETAIL                             870,984      0.39
================================================================================
TELECOMMUNICATIONS - 6.12%
--------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORPORATION*            39,700     2,116,506      0.95
CATAPULT COMMUNICATIONS CORPORATION*           15,425       240,052      0.11
DSP COMMUNICATIONS, INC.*                      82,500     2,248,125      1.01
E-TEK DYNAMICS, INC.*                          20,500       881,500      0.40
GILAT SATELLITE NETWORKS, LTD.*                28,500     1,482,000      0.66
INTERMEDIA COMMUNICATIONS INC.*                40,300     1,297,156      0.58
MGC COMMUNICATIONS, INC.*                      13,000       442,000      0.20
QUANTA SERVICES, INC.*                         37,500     1,080,469      0.49
RCN CORPORATION*                               18,100       880,112      0.39
RESEARCH IN MOTION LIMITED*                   118,600     1,445,437      0.65
VIATEL, INC.*                                  32,800     1,508,800      0.68
--------------------------------------------------------------------------------
         TOTAL TELECOMMUNICATIONS                        13,622,157      6.12
================================================================================
TELEPHONE - 1.22%
--------------------------------------------------------------------------------
MCLEODUSA INCORPORATED, CLASS A*               48,300     2,707,819      1.22
================================================================================
TEXTILES AND SHOES - 0.24%
--------------------------------------------------------------------------------
NOVEL DENIM HOLDINGS LIMITED*                  68,940       534,285      0.24

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
TOYS - 0.29%
--------------------------------------------------------------------------------
JAKKS PACIFIC, INC.*                           30,000     $ 641,250      0.29%
================================================================================
TRUCKING - 0.39%
--------------------------------------------------------------------------------
FORWARD AIR CORPORATION*                       39,000       867,750      0.39
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $170,878,501)    215,093,952     96.50
================================================================================
MONEY MARKET FUNDS - 4.08%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND, INC. -
   TEMPCASH                                 4,540,560     4,540,560      2.04
TEMPORARY INVESTMENT FUND, INC. -
   TEMPFUND                                 4,540,560     4,540,560      2.04
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $9,081,120)       9,081,120      4.08
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS (COST $179,959,621)          224,175,072    100.58
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

   PIC
---------
SMALL CAP                           STATEMENT OF NET ASSETS
---------                           AS OF APRIL 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                    Shares       Value    Net Assets
================================================================================
OTHER ASSETS - 1.28%
--------------------------------------------------------------------------------
RECEIVABLES:
   INTEREST                                            $     42,866
   INVESTMENT SECURITIES SOLD                             2,788,118
   SHARES OF BENEFICIAL INTEREST SOLD                           452
OTHER ASSETS                                                 21,253
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                               2,852,689      1.28%
--------------------------------------------------------------------------------
TOTAL ASSETS                                            227,027,761    101.86
================================================================================
LIABILITIES - (1.86%)
--------------------------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES PURCHASED               3,912,158
ACCRUED EXPENSES                                            228,393
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                4,140,551     (1.86)
================================================================================
NET ASSETS - 100.00%                                   $222,887,210    100.00%
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

   PIC
----------
  GROWTH                            STATEMENT OF OPERATIONS
----------                          SIX MONTHS ENDED APRIL 30, 1999
 SMALL CAP
----------
PORTFOLIOS
----------

                                                       GROWTH        SMALL CAP
                                                      PORTFOLIO      PORTFOLIO
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
--------------------------------------------------------------------------------
   Dividends                                         $   417,578    $    15,485
   Interest                                               14,726        191,181
   Other                                                  32,736         22,530
--------------------------------------------------------------------------------
   Total income                                          465,040        229,196
================================================================================
EXPENSES:
--------------------------------------------------------------------------------
   Investment advisory fee (Note 3)                      635,793        815,316
   Administration fee (Note 3)                            79,474        101,915
   Accounting services fee                                38,377         42,865
   Custodian fee                                          19,376         34,639
   Audit fee                                              10,909          9,819
   Trustees' fees                                          6,248          6,248
   Insurance                                               1,836          2,976
   Legal fees                                              3,967          3,968
   Miscellaneous                                           2,677          4,463
--------------------------------------------------------------------------------
   Total expenses                                        798,657      1,022,209
   Less, reimbursement/waiver
      by Advisor (Note 3)                                 (3,915)        (3,064)
--------------------------------------------------------------------------------
   Net expenses                                          794,742      1,019,145
================================================================================
NET INVESTMENT LOSS                                     (329,702)      (789,949)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain (loss)
      on investments                                  13,159,827     (3,500,072)
   Net unrealized appreciation
      (depreciation) of investments                   19,361,965     34,387,239
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                               32,521,792     30,887,167
================================================================================
NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS                                      $32,192,090    $30,097,218
================================================================================

Unaudited. See Notes to Financial Statements.

                       This page intentionally left blank.

   PIC
----------
  GROWTH                            STATEMENTS OF CHANGES IN NET ASSETS
----------
 SMALL CAP
----------
PORTFOLIOS
----------

======================================================
INCREASE (DECREASE)  IN NET ASSETS:
------------------------------------------------------


FROM OPERATIONS:
------------------------------------------------------
   Net investment loss
   Net realized gain (loss) on investments
   Net unrealized appreciation (depreciation) of
      investments
------------------------------------------------------
   Net increase (decrease) in net assets resulting
      from operations
======================================================
TRANSACTIONS IN INTERESTS:
   Contributions by Holders
   Withdrawals by Holders
------------------------------------------------------
   Net increase (decrease) in net assets from
      transactions in interests
======================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS
======================================================
NET ASSETS
------------------------------------------------------
Beginning of period
------------------------------------------------------
End of period
------------------------------------------------------

* Unaudited.

See Notes to Financial Statements.

        GROWTH PORTFOLIO                   SMALL CAP PORTFOLIO
====================================================================

--------------------------------------------------------------------
  Six Months            Year           Six Months          Year
     ended             ended             ended            ended
April 30, 1999*     Oct. 31, 1998    April 30, 1999*   Oct. 31, 1998
--------------------------------------------------------------------
  $ (329,702)      $    (417,693)    $   (789,949)     $ (1,197,741)
  13,159,827           9,511,479       (3,500,072)      (30,872,647)

  19,361,965          15,517,462       34,387,239          (283,036)
--------------------------------------------------------------------

  32,192,090          24,611,248       30,097,218       (32,353,424)
====================================================================

  15,284,742          64,364,321       49,308,168       123,809,971
 (11,940,616)        (35,037,926)     (30,171,815)      (57,458,705)
--------------------------------------------------------------------

   3,344,126          29,326,395       19,136,353        66,351,266
====================================================================
  35,536,216          53,937,643       49,233,571        33,997,842
====================================================================

--------------------------------------------------------------------
 136,082,323          82,144,680      173,653,639       139,655,797
--------------------------------------------------------------------
$171,618,539       $ 136,082,323     $222,887,210      $173,653,639
--------------------------------------------------------------------

   PIC
----------
  GROWTH                            SELECTED RATIO DATA
----------
 SMALL CAP
----------
PORTFOLIOS
----------

                                                               GROWTH PORTFOLIO
==============================================================================================
                                  Six Months                 Year ended October 31,
                                     ended       ---------------------------------------------
                                 Apr. 30, 1999*    1998      1997     1996     1995      1994
----------------------------------------------------------------------------------------------
Ratios to average net assets:+
   Expenses                          1.00%         1.00%     1.00%    1.00%    1.00%     1.00%
   Net investment
      income (loss)                 (0.41%)       (0.32%)   (0.13%)  (0.04%)   0.08%     0.10%

Portfolio turnover rate             31.79%        81.06%    67.54%   64.09%   54.89%    68.26%

+Annualized for periods of less than one year. Net of expense reimbursements and waivers of 0.00%, 0.02%, 0.05%, 0.04%, 0.01%, and 0.01%, respectively.

*Unaudited.

See Notes to Financial Statements.

   PIC
----------
  GROWTH                            SELECTED RATIO DATA
----------
 SMALL CAP
----------
PORTFOLIOS
----------

                                                              SMALL CAP PORTFOLIO
================================================================================================
                                  Six Months                  Year ended October 31,
                                     ended       -----------------------------------------------
                                 Apr. 30, 1999*    1998      1997       1996     1995      1994
------------------------------------------------------------------------------------------------
Ratios to average net assets:+
   Expenses                           1.00%        1.00%      1.00%     1.00%    1.00%     1.00%
   Net investment loss               (0.78%)      (0.68%)    (0.49%)   (0.59%)  (0.51%)   (0.49%)

Portfolio turnover rate              61.75%       81.75%    151.52%    53.11%   45.45%    63.89%

+ Annualized for periods of less than one year. Net of expense reimbursements and waivers of 0.00%, 0.01%, 0.01%, 0.01%, 0.07% and 0.10%, respectively.

*Unaudited.

See Notes to Financial Statements.

   PIC
----------
  GROWTH                            NOTES TO FINANCIAL STATEMENTS
----------
 SMALL CAP
----------
PORTFOLIOS
----------

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
         PIC Growth Portfolio was organized on December 11, 1991 and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

================================================================================
2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
         The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

      A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

      B. Federal Income Taxes. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

      C. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

      D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

   PIC
----------
  GROWTH                            NOTES TO FINANCIAL STATEMENTS,
----------                          CONTINUED
 SMALL CAP
----------
PORTFOLIOS
----------

================================================================================
3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
         Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities. PIC receives from each of Growth and Small Cap Portfolios an investment advisory fee at the annual rate of 0.80% of its average daily net assets. In addition, PIC has voluntarily taken to limit the expenses of the Growth and Small Cap Portfolios to 1.00% of its average net assets. Fees waived by PIC for the six months ended April 30, 1999 were as follows:

                                           Waived Fees
                                           -----------
         Growth Portfolio                    $3,915

         Small Cap Portfolio                  3,064

         ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of the Portfolios. Fees paid to ICA for the six months ended April 30, 1999 are stated on the respective Portfolios' Statement of Operations.

         On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

   PIC
----------
  GROWTH                            NOTES TO FINANCIAL STATEMENTS,
----------                          CONTINUED
 SMALL CAP
----------
PORTFOLIOS
----------

================================================================================
4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
         The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the six months ended April 30, 1999, were as follows:

                                  Purchases                  Sales
                                  ---------                  -----
Growth Portfolio                $ 49,244,389              $ 48,993,774

Small Cap Portfolio              143,029,395               123,371,562

         The aggregate unrealized appreciation and depreciation of investment securities at April 30, 1999, based on costs for federal income tax purposes, were as follows:

                                Tax              Gross            Gross
                             Costs of         Unrealized       Unrealized
                            Investments      Appreciation     Depreciation
                            -----------      ------------     ------------
Growth Portfolio           $114,748,326       $55,343,550     $   (38,623)

Small Cap Portfolio         179,959,621        50,897,014      (6,681,563)

44
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
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
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
----------------------------
PROVIDENT INVESTMENT COUNSEL        TRUSTEES AND OFFICERS
       MUTUAL FUNDS
----------------------------

================================================================================
TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
JETTIE M. EDWARDS, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
JEFFREY D. LOVELL, Trustee
WAYNE H. SMITH, Trustee
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - PIC PORTFOLIOS
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer


LEGAL COUNSEL - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
SWIDLER, BERLIN, SHEREFF, FRIEDMAN, LLP


LEGAL COUNSEL - PIC  PORTFOLIOS
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
MCGLADREY & PULLEN, LLP

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

48